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                                            May 6, 1997



VIA EDGARLINK


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


    Re:  Alexander Hamilton Variable Insurance Trust
         File No.  33-81658


Dear Commissioners:

    On behalf of Alexander Hamilton Variable Insurance Trust (the "Trust"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of prospectus and Statement of Additional Information ("SAI") for the Trust otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus and SAI contained in Post-Effective Amendment No. 2 to the Form N1-A registration statement for the Trust which was filed electronically on May 1, 1997.



                                                 Sincerely,



                                                 /s/ J. Gregory Poole